CONVERTIBLE NOTES	12 Months Ended
Dec. 31, 2021
CONVERTIBLE NOTES [Abstract]
CONVERTIBLE NOTES
14.	CONVERTIBLE NOTES

	As of December 31,
	2020 $	2021 $

2023 Convertible Notes	41,263	28,207
2024 Convertible Notes	916,560	131,528
2025 Convertible Notes	882,583	928,683
2026 Convertible Notes	–	2,387,290
	1,840,406	3,475,708

The Company issued the following convertible notes and the terms are as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes
Issuance date	June 18, 2018	November 18, 2019	May 22, 2020	September 14, 2021
Maturity date	July 1, 2023	December 1, 2024	December 1, 2025	September 15, 2026
Principal amount	$575,000	$1,150,000	$1,150,000	$2,875,000
Interest rate	2.25%	1.00%	2.375%	0.25%
Initial conversion rate	50.5165 American Depositary Shares (“ADSs”) per $1 principal amount, equivalent to $19.80 per ADS	19.9475 ADSs per $1 principal amount, equivalent to $50.13 per ADS	11.0549 ADSs per $1 principal amount, equivalent to $90.46 per ADS	2.0964 ADSs per $1 principal amount, equivalent to $477.01 per ADS
Agreed conversion date	January 1, 2023	June 1, 2024	September 1, 2025	June 15, 2026

The Convertible Notes holders (the ‘Holders’) have the right, at their option, to convert the outstanding principal amount of the convertible notes, in whole or in part in integral multiples of $1 principal amount (i) upon satisfaction of one or more of the conversion conditions as defined in the indenture prior to the close of business day immediately preceding the agreed conversion date; or (ii) anytime on or after the agreed conversion date until the close of business on the second scheduled trading day immediately preceding the maturity date (the “Conversion Option”).

The conversion is subject to the anti-dilution and make-whole fundamental change adjustments. Upon conversion, the Company has the right, at its option, to pay or deliver, either cash, ADSs, or a combination of cash and ADSs to the Holders.

If certain events of default, changes in tax laws of the relevant taxing jurisdiction or fundamental change, optional redemption or clean up redemption as defined in the indenture were to occur, of which the optional redemption and clean up redemption only applies to the 2024 Convertible Notes, 2025 Convertible Notes and 2026 Convertible Notes, the outstanding obligations under the respective convertible notes could be immediately due and payable (the “Contingent Redemption Options”).

The Company evaluated the Conversion Option and Contingent Redemption Options in accordance with ASC 815 to determine if these features require bifurcation. The Conversion Option was not required to be bifurcated because it was indexed to the Company’s ADSs and meets all additional conditions for equity classification. The Contingent Redemption Options were not required to be bifurcated because they were considered to be clearly and closely related to the debt host, as the convertible notes were not issued at a substantial discount and are redeemable at par.

The Convertible Notes were accounted for under ASC 470-20 Cash Conversion Subsections as follow:

	2023 Convertible Notes	2024 Convertible Notes	2025 Convertible Notes	2026 Convertible Notes

Liability component	$410,926	$897,918	$856,635	$2,359,492
Effective interest rate	9.38%	6.03%	8.21%	4.27%
Equity component	$152,714	$240,582	$284,727	$486,758
Debt issuance cost, allocated in proportion to the allocation of proceeds	$11,360	$11,500	$8,638	$28,750

The liability component was initially measured at fair value and subsequently amortized to its redemption amount using the effective interest method. The residual value was allocated to the equity component, classified within “Additional Paid-in Capital” and not subsequently remeasured. The following table presents the carrying amount of the liability components of the Convertible Notes:

	As of December 31, 2020				As of December 31, 2021
	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	Total $	2023 Convertible Notes $	2024 Convertible Notes $	2025 Convertible Notes $	2026 Convertible Notes $	Total $
Principal	49,000	1,112,320	1,149,500	2,310,820	31,305	152,048	1,149,500	2,875,000	4,207,853
Less: unamortized issuance cost and debt discount	(7,737)	(195,760)	(266,917)	(470,414)	(3,098)	(20,520)	(220,817)	(487,710)	(732,145)
Net carrying amount	41,263	916,560	882,583	1,840,406	28,207	131,528	928,683	2,387,290	3,475,708

During the years ended December 31, 2019, 2020 and 2021, the Company recognized total interest expense for coupon interest of $14,312, $35,527 and $36,191, respectively and amortization of discount on the liability component amounted to $33,334, $88,198 and $100,141, respectively.

The if-converted value of 2023, 2024, and 2025 Convertible Notes exceeded the principal amount by $443,710, $3,304,202 and $1,379,949 and $322,474, $526,459 and $1,693,319 as of December 31, 2020 and 2021, respectively.

Capped call transactions

In connection with the offering of 2024 Convertible Notes and 2025 Convertible Notes, the Company entered into separately negotiated capped call transactions with certain counterparties (collectively, the “Capped Calls”). The details of the Capped Calls are as follows:

	2024 Convertible Notes	2025 Convertible Notes
Initial strike price per share	$50.13	$90.46
Initial cap price per share	$70.36	$136.54

The Capped Calls are generally intended to reduce or offset the potential economic dilution to our Class A ordinary shares upon any conversion of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, with such reduction or offset, as the case may be, subject to a cap based on the cap price. As the Capped Calls are considered indexed to the Company’s own stock and are equity classified, they are recorded in shareholders’ equity and are not accounted for as derivative. The costs of $97,060 and $135,700 incurred in connection with the Capped Calls of the 2024 Convertible Notes and 2025 Convertible Notes, respectively, were recorded as reductions to additional paid-in capital. Capped Calls are excluded from the calculation of diluted earnings per share, as they would be antidilutive under treasury stock method.

Conversion of convertible notes

During the year ended December 31, 2021, a total principal amount of $977,967 convertible notes were converted by certain Holders. These conversions were satisfied through Class A ordinary shares or a combination of cash and Class A ordinary shares settlement.

The conversion completed during the year ended December 31, 2021 resulted in a net loss on debt extinguishment of $2,069 recorded in the consolidated statements of operations as “Interest expense”, representing the difference between the carrying amount and the fair value of the extinguished debt.